UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independent Franchise Partners, LLP
Address: Level 5
         20 Balderton Street
         London, UK  W1K 6TL

13F File Number:  028-13829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Kelly Jones
Title:     Chief Operating Officer
Phone:     0044 207 495 9070

Signature, Place, and Date of Signing:

 /s/    John Kelly Jones     London, UK     October 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $2,748,179 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    25851   490720 SH       OTHER                   44028        0   446692
BROWN FORMAN CORP              CL B             115637209    13902   198206 SH       OTHER                   17889        0   180317
CAREER EDUCATION CORP          COM              141665109    82497  6321644 SH       OTHER                 4348871    53641  1919132
COLGATE PALMOLIVE CO           COM              194162103   165296  1863970 SH       OTHER                 1316406    16100   531464
DENTSPLY INTL INC NEW          COM              249030107    12619   411199 SH       OTHER                   37112        0   374087
EBAY INC                       COM              278642103   162282  5502959 SH       OTHER                 3839618    47477  1615864
FORTUNE BRANDS INC             COM              349631101   154338  2853887 SH       OTHER                 1966056    23900   863931
GENERAL MLS INC                COM              370334104    16889   439020 SH       OTHER                   39478        0   399542
JOHNSON & JOHNSON              COM              478160104   213836  3356404 SH       OTHER                 2233189    27767  1095448
KELLOGG CO                     COM              487836108   222604  4185078 SH       OTHER                 2860736    35683  1288659
KIMBERLY CLARK CORP            COM              494368103    24015   338205 SH       OTHER                   30524        0   307681
KRAFT FOODS INC                CL A             50075N104   180804  5384306 SH       OTHER                 3690767    46151  1647388
MCGRAW HILL COS INC            COM              580645109   223487  5450919 SH       OTHER                 3799213    47354  1604352
MEAD JOHNSON NUTRITION CO      COM              582839106   115418  1676866 SH       OTHER                 1174395    14564   487907
MOODYS CORP                    COM              615369105   169532  5567571 SH       OTHER                 3865121    47776  1654674
MSCI INC                       CL A             55354G100    86027  2836384 SH       OTHER                 2007112    24933   804339
PEPSICO INC                    COM              713448108    19190   310021 SH       OTHER                   27878        0   282143
PHILIP MORRIS INTL INC         COM              718172109   249878  4005746 SH       OTHER                 2712105    33402  1260239
PROCTER & GAMBLE CO            COM              742718109   228627  3618674 SH       OTHER                 2471734    30807  1116133
REYNOLDS AMERICAN INC          COM              761713106    20032   534490 SH       OTHER                   48239        0   486251
SCOTTS MIRACLE GRO CO          CL A             810186106   216014  4843370 SH       OTHER                 3338791    41297  1463282
STRAYER ED INC                 COM              863236105    11324   147699 SH       OTHER                   13282        0   134417
VERISK ANALYTICS INC           CL A             92345Y106   133717  3845782 SH       OTHER                 2712624    33593  1099565